Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Amounts Reclassified Out Of Accumulated Other Comprehensive Income Loss [Abstract]
Net income (loss)	$ 18,196	$ (3,664)	$ (1,016)
Foreign currency translation gain (loss)	(30)	44	(8)
Total comprehensive income (loss)	$ 18,166	$ (3,620)	$ (1,024)